Stock-Based Compensation - Activity for Stock Option (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Option Shares, Outstanding at beginning of period | shares	2,896
Number of Option Shares, Cancelled/expired/forfeited | shares	(721)
Number of Option Shares, Outstanding at end of period | shares	2,175
Weighted-Average Exercise Price, Outstanding at beginning of period | $ / shares	$ 12.76
Weighted-Average Exercise Price, Cancelled/expired/forfeited | $ / shares	8.65
Weighted-Average Exercise Price, Outstanding at end of period | $ / shares	$ 14.13
Weighted-Average Remaining Contractual Term, Outstanding at end of period	1 year 11 months 9 days